Fee and Commission Income - Summary of Net Fee and Commission Income (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Fee and commission income from:
Loans	¥ 97,671	¥ 86,325
Credit card business	249,657	231,147
Guarantees	44,102	40,431
Securities-related business	142,921	129,100
Deposits	9,226	9,396
Remittances and transfers	80,309	78,818
Safe deposits	1,866	2,043
Trust fees	5,550	4,499
Investment trusts	100,272	95,172
Agency	4,217	4,288
Others	115,002	107,131
Total fee and commission income	¥ 850,793	¥ 788,350